Income Taxes (Tables)	12 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Provisions for Income Taxes	Significant components of the provisions for income taxes for the years ended June, 2023, 2022 and 2021 were as follows:
	Year Ended June 30,
	2023	2022	2021
	$	$	$
Provision for Income Taxes
Current Tax Provision Hong Kong	125,802	226,148	209,826
Current Tax Provision PRC	-	694,661	598,127
Over Provision of PRC Income Tax in prior year	(217,999)	-	-
Deferred Tax Provision PRC	14,895	(23,652)	(7,869)
Total Provision for Income Taxes	(77,302)	897,157	800,084

Schedule of Effective Tax Rate	The following table reconciles PRC statutory rates to our effective tax rate:
	Year Ended June 30,
	2023	2022	2021
	$	$	$
PRC Statutory rate	25%	25%	25%
Effect of different tax jurisdiction	(7)%	(7)%	(7)%
Overprovision of PRC income tax in prior year	(50)%	-	-
Tax losses not recognized	14%	-	-
Effective income tax rate	(18)%	18%	18%

Schedule of Deferred Tax	Management reviews this valuation allowance periodically and will make adjustments as warranted. A summary of the otherwise deductible (or taxable) deferred tax items is as follows:
	June 30,	June 30,
	2023	2022
	$	$
Deferred tax assets
Depreciation expense of property, plant and equipment	-	120,437
Miscellaneous	29,899	54,323
Allowance for doubtful accounts	20,145	27,931
Allowance for inventories	119,038	110,624
Tax loss	228,130	-
	397,212	313,315
Less: valuation allowance	-	-
Total deferred tax assets	397,212	313,315